ATA INC (Parent Company) (Details 2)	12 Months Ended
	Mar. 31, 2014 USD ($)	Mar. 31, 2014 CNY	Mar. 31, 2013 CNY	Mar. 31, 2012 CNY	Mar. 31, 2014 ATA INC. USD ($)	Mar. 31, 2014 ATA INC. CNY	Mar. 31, 2013 ATA INC. CNY	Mar. 31, 2012 ATA INC. CNY
Condensed Financial Statements
Operating expenses	$ (24,903,387)	(154,809,412)	(150,830,194)	(128,781,530)	$ (871,124)	(5,415,249)	(7,567,474)	(7,487,523)
Investment income					5,246,250	32,612,787	30,685,632	60,175,402
Interest income	767,329	4,770,024	3,122,304	2,061,020	6,578	40,889	112,656	377,333
Foreign currency exchange gains (losses), net	(7,915)	(49,200)	77,240	3,633,543	6,113	38,008	(22,824)	2,776,258
Earnings before income taxes	7,588,297	47,171,897	30,212,972	70,180,552	4,387,817	27,276,435	23,207,990	55,841,470
Income tax expense	3,200,480	19,895,462	7,004,982	14,339,082
Net income	4,387,817	27,276,435	23,207,990	55,841,470	4,387,817	27,276,435	23,207,990	55,841,470
Foreign currency translation adjustment, net of nil income taxes	(123,348)	(766,783)	(374,747)	(3,787,210)	(123,348)	(766,783)	(374,747)	(3,787,210)
Comprehensive income	$ 4,264,469	26,509,652	22,833,243	52,054,260	$ 4,264,469	26,509,652	22,833,243	52,054,260